Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Compensation
Summary of share-based compensation expense

	Years Ended December 31,
	2018	2017	2016
Research and development expenses	$807	$1,171	$1,260
General and administrative expenses	1,556	2,146	1,829
Total share-based compensation	$2,363	$3,317	$3,089

Schedule of assumptions used to estimate fair value of options granted

	Years Ended December 31,
	2018		2017		2016
Expected price volatility	93.1%		88.6%		91.3%
Risk-free interest rate	2.4%		2.2%		2.0%
Weighted average expected life in years	6.9	years	6.9	years	6.9	years
Dividend yield	0%		0%		0%

Summary of stock option transactions

		Weighted
		Average
	Number of	Exercise Price
	Shares	Per Share
Options outstanding at January 1, 2016	798,309	$38.80
Options granted	363,500	6.94
Options forfeited or expired	(71,829)	54.65
Options exercised	—	—
Options outstanding at December 31, 2016	1,089,980	27.13
Options granted	977,350	4.97
Options forfeited or expired	(166,834)	48.71
Options exercised	—	—
Options outstanding at December 31, 2017	1,900,496	13.84
Options granted	472,000	13.32
Options forfeited or expired	(31,049)	168.76
Options exercised	(6,000)	17.23
Options outstanding and vested or expected to vest at December 31, 2018	2,335,447	$11.67

Summary of information about stock options

Options Outstanding				Options Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
	Number	Contractual	Exercise	Number	Exercise
Exercise Price	Outstanding	Life (years)	Price	Exercisable	Price
$4.29 - $4.29	56,250	8.36	$4.29	18,750	$4.29
$4.71 - $4.71	825,000	8.02	4.71	22,500	4.71
$4.77 - $12.71	826,800	7.67	9.97	134,404	8.25
$12.95 - $108.90	627,397	4.20	23.71	508,691	25.59
	2,335,447	6.88	11.67	684,345	20.91

Summary of RSU transactions

Number of Shares
Nonvested RSUs outstanding at January 1, 2016	820,000
RSUs granted	11,000
RSUs vested	(184,001)
RSUs forfeited	(62,000)
Nonvested RSUs outstanding at December 31, 2016	584,999
RSUs granted	—
RSUs vested	(168,499)
RSUs forfeited	(36,000)
Nonvested RSUs outstanding at December 31, 2017	380,500
RSUs granted	—
RSUs vested	(380,500)
RSUs forfeited	—
Nonvested RSUs outstanding at December 31, 2018	—